CONDENSED PARENT COMPANY FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2020
CONDENSED PARENT COMPANY FINANCIAL INFORMATION
CONDENSED PARENT COMPANY FINANCIAL INFORMATION

19. CONDENSED PARENT COMPANY FINANCIAL INFORMATION

The following condensed parent company financial information is presented to show only the parent company, Sun Country Airlines Holdings, Inc.

Condensed Balance Sheets

	December 31,
	2020	2019
ASSETS
Current Assets:
Cash and Equivalents	$—	$7
Total Current Assets	—	7
Other Assets:
Investment in Subsidiary	282,569	284,185
Other Assets	1,429	—
Total Other Assets	283,998	284,185
Total Assets	$283,998	$284,192
LIABILITIES AND STOCKHOLDERS’ EQUITY
Current Liabilities:
Other Current Liabilities	$181	$468
Total Current Liabilities	181	468
Total Liabilities	181	468
Stockholders’ Equity:
Common Stock	239,162	239,141
Loans to Stockholders	(3,500)	(3,500)
Additional Paid In Capital	9,831	5,855
Retained Earnings	38,324	42,228
Total Stockholders’ Equity	283,817	283,724
Total Liabilities and Stockholders’ Equity	$283,998	$284,192

19. CONDENSED PARENT COMPANY FINANCIAL INFORMATION (continued)

Condensed Statements of Operations

			For the Period
	Year Ended December 31,		April 11, 2018 to
	2020	2019	December 31, 2018
Operating Expenses:
Other Operating, net	$179	$439	$564
Total Operating Expenses	179	439	564
Operating Income / (Loss)	(179)	(439)	(564)
Non-operating Income (Expense):
Equity in Income / (Loss) of Subsidiaries	(3,725)	46,283	197
Other, net	—	228	—
Total Non-operating Income/ (Expense), net	(3,725)	46,511	197
Income / (Loss) before Income Tax	(3,904)	46,072	(367)
Income Tax Expense / (Benefit)	—	—	—
Net Income / (Loss)	$(3,904)	$46,072	$(367)

Condensed Statements of Cash Flows

			For the Period
	Year Ended December 31,		April 11, 2018 to
	2020	2019	December 31, 2018
Cash Flows from Operating Activities:
Net Cash Provided by Operating Activities	$—	$—	$—
Cash Flows from Investing Activities:
Net Payments to Subsidiary	(28)	—	(47,866)
Net Cash Used in Investing Activities	(28)	—	(47,866)
Cash Flows from Financing Activities:
Cash Contributions from Stockholders	—	—	47,866
Net Payments from Subsidiary	—	7	—
Proceeds Received from Exercise of Apollo Warrants	21	—	—
Net Cash Provided by Financing Activities	21	7	47,866
Net Increase / (Decrease) in Cash, Cash Equivalents and Restricted Cash	(7)	7	—
Cash, Cash Equivalents and Restricted Cash—Beginning of the Period	7	—	—
Cash, Cash Equivalents and Restricted Cash—End of the Period	$—	$7	$—

Basis of Presentation

These condensed Parent company-only financial statements are not general-purpose financial statements and should be read in conjunction with the consolidated financial statements. The Parent’s significant accounting policies are consistent with those described in the consolidated financial statements, except that all subsidiaries are accounted for as equity method investments.

19. CONDENSED PARENT COMPANY FINANCIAL INFORMATION (continued)

Restrictions and Covenants

In accordance with any grants and/or loans received under the CARES Act, we are required to comply with the relevant provisions of the CARES Act and the related implementing agreements which, among other things, include the following: the requirement to use the Payroll Support Payments exclusively for the continuation of payment of crewmember and employee wages, salaries and benefits; the requirement that certain levels of commercial air service be maintained until March 1, 2021, or if ordered by the DOT, March 1, 2022; the prohibitions on share repurchases of listed securities and the payment of common stock (or equivalent) dividends until the later of March 31, 2022 and one year following repayment of the CARES Act Loan; and restrictions on the payment of certain executive compensation until the later of October 1, 2022 and one year following repayment of the CARES Act Loan.